Fair Value of Assets and Liabilities (Details) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	$ 7,804,777	$ 6,918,264
Level 1 | The Allstate Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	719,812	727,292
Level 1 | Collective short term investment fund
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0	0
Level 1 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	30,120	21,554
Level 1 | EBP, Other Investment
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	749,932	748,846
Level 2 | The Allstate Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0	0
Level 2 | Collective short term investment fund
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	26,361	28,879
Level 2 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0	0
Level 2 | EBP, Other Investment
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	26,361	28,879
Total | The Allstate Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	719,812	727,292
Total | Collective short term investment fund
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	26,361	28,879
Total | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	30,120	21,554
Total | EBP, Other Investment
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	776,293	777,725
Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	$ 7,028,484	$ 6,140,539